Nuclear Decommissioning Trust Fund - Summary of Aggregate Fair Values and Realized Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Nuclear decommissioning trust fund disclosure
Fair Value	$ 794	$ 663
Unrealized Gains	338	234
Unrealized Losses	1	6
Cash and cash equivalents
Nuclear decommissioning trust fund disclosure
Fair Value	17	19
Unrealized Gains	0	0
Unrealized Losses	0	0
U.S. government and federal agency obligations
Nuclear decommissioning trust fund disclosure
Fair Value	68	46
Unrealized Gains	4	1
Unrealized Losses	$ 0	$ 0
Weighted- average maturities (in years)	11 years	12 years
Federal agency mortgage-backed securities
Nuclear decommissioning trust fund disclosure
Fair Value	$ 100	$ 100
Unrealized Gains	3	1
Unrealized Losses	$ 0	$ 2
Weighted- average maturities (in years)	24 years	23 years
Commercial mortgage-backed securities
Nuclear decommissioning trust fund disclosure
Fair Value	$ 29	$ 22
Unrealized Gains	1	0
Unrealized Losses	$ 1	$ 1
Weighted- average maturities (in years)	24 years	22 years
Corporate debt securities
Nuclear decommissioning trust fund disclosure
Fair Value	$ 109	$ 96
Unrealized Gains	6	1
Unrealized Losses	$ 0	$ 2
Weighted- average maturities (in years)	11 years	11 years
Equity securities
Nuclear decommissioning trust fund disclosure
Fair Value	$ 466	$ 376
Unrealized Gains	324	231
Unrealized Losses	0	1
Foreign government fixed income securities
Nuclear decommissioning trust fund disclosure
Fair Value	5	4
Unrealized Gains	0	0
Unrealized Losses	$ 0	$ 0
Weighted- average maturities (in years)	10 years	9 years
South Texas Project
Nuclear decommissioning trust fund disclosure
Ownership Interest (as a percent)	44.00%